Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 2,017,107	R$ 1,759,316	R$ 1,488,027
Expenses (revenues) not affecting cash:
Depreciation and amortization	1,355,653	1,130,690	768,593
Total losses	536,048	984,487	664,268
Accrual of provision for contingencies	59,197	37,276	25,938
Share based long term incentive plan (LTIP)	144,617	127,391	370,629
Reversal of taxes and contributions	0	0	(4,638)
Loss on disposal of property, equipment, intangible and investment assets	295,989	270,901	28,393
Derivative Financial Instruments, net	1,025	22,289	5,952
Interest accrued	585,868	592,146	230,555
Other (income) cost, net	(1,750)	6,355	103,667
Changes in operating assets and liabilities
Accounts receivable	(10,531,495)	(17,853,689)	(9,303,060)
Financial investments (mandatory guarantee)	(1,274,173)	(157,419)	(84,534)
Inventories	(20,256)	36,257	(132,398)
Taxes recoverable	(59,927)	154,273	(36,565)
Other receivables	(9,850)	26,050	(62,084)
Deferred revenue	2,123	(36,338)	(33,689)
Other liabilities	8,352	68,266	(17,312)
Payables to third parties	3,430,493	4,847,629	2,940,739
Trade payables	63,498	(133,846)	243,585
Receivables from (payables to) related parties	(191,812)	9,787	471,585
Deposits	4,945,183	9,006,018	2,276,041
Salaries and social charges	51,457	33,054	(8,091)
Taxes and contributions	127,276	25,829	(11,499)
Provision for contingencies	(28,652)	(24,234)	(17,763)
Total adjustments to reconcile profit (loss)	1,505,971	932,488	(93,661)
Income tax and social contribution paid	(82,633)	(89,899)	(76,782)
Interest income received (paid)	2,576,415	2,706,375	1,068,450
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,999,753	3,548,964	898,007
CASH FLOWS FROM INVESTING ACTIVITIES
Amount paid on acquisitions, net of cash acquired	(31,313)	0	(43,367)
Purchases of property and equipment	(951,558)	(1,096,059)	(972,274)
Purchases and development of intangible assets	(1,036,806)	(1,040,337)	(779,555)
Redemption (Acquisition) of financial investments	(684,120)	(48,134)	324,247
NET CASH USED IN INVESTING ACTIVITIES	(2,703,797)	(2,184,530)	(1,470,949)
CASH FLOWS FROM FINANCING ACTIVITIES
Additions	300,000	250,000	1,012,086
Payment of borrowings	(100,000)	(1,213,144)	0
Payment of borrowings Interest	9,613	56,931	0
Acquisition of treasury shares	(399,408)	(291,445)	(257,992)
Payment of leases	(16,972)	(18,179)	(15,148)
Capital increase by non-controlling shareholders	0	0	(11,708)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(225,993)	(1,329,699)	727,238
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,069,963	34,735	154,297
Cash and cash equivalents at the beginning of the period	1,829,097	1,794,362	1,640,065
Cash and cash equivalents at the end of the period	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362